Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following information (our “PVP Table”) is presented to disclose the relationship between executive compensation actually paid (“CAP”), as calculated under applicable SEC rules, and the Company’s financial performance. As required by SEC rules, the table presented below discloses CAP for (i) the Company’s principal executive officer (“PEO”), Mr. Toby Z. Rice, and (ii) the Company’s NEOs other than Mr. Rice, on an average basis.
The methodology for calculating amounts presented in the columns for 2023 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the footnotes to the table. A narrative discussion of the relationship between CAP and the Company performance measures (i) listed in the table below and (ii) that the Company has deemed most important in linking CAP during 2023 to Company performance is also presented below. For prior years’ footnotes describing the adjustments to calculate PEO CAP and Non-PEO NEOs CAP, please refer to our 2023 Proxy Statement.
We have identified free cash flow(1) as our Company-Selected Measure that represents, in our view, the most important financial performance measure used to link CAP to our performance. We believe that our ability to grow our free cash flow is important to our shareholders, as increased free cash flow supports our ability to pay regular quarterly dividends, reduce our outstanding indebtedness, and engage in share repurchases, among other benefits. Free cash flow, measured on a per share basis, is the most heavily weighted performance measure under our 2023 STIP, with Company performance on this measure driving 30% of the plan funding for the 2023 STIP, as described in greater detail in our Compensation Discussion and Analysis.
(1)
Free cash flow is a non-GAAP financial measure. See Appendix A for the definition of, and other important information regarding, this non-GAAP financial measure.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)(5) ($ thousands)	Free Cash Flow(6) ($ millions)
					Total Shareholder Return	Peer Group Total Shareholder Return(4)
2023	$10,600,926	$23,366,571(1)	$2,937,554	$4,391,807(3)	$368.48	$203.87	$1,735,232	$879
2022	$11,600,737	$46,062,802	$2,662,847	$8,559,063	$317.08	$223.41	$1,770,965	$1,939
2021	$16,919,763	$37,208,460	$3,778,671	$6,869,438	$201.20	$146.75	$(1,142,747)	$935
2020	$7,526,515	$21,609,213	$3,025,725	$5,205,481	$117.25	$66.66	$(958,799)	$325
(1)
PEO CAP for 2023 was calculated as follows: (i) Mr. Rice’s Summary Compensation Table Total for 2023, minus (ii) the grant date fair value of the equity awards granted to Mr. Rice in 2023 (the “Grant Date Fair Value—2023 Equity Grants”), plus (iii) the fair value at year-end 2023 of the equity awards granted to Mr. Rice in 2023 that remained outstanding and unvested at year-end 2023 (the “Fair Value at Year-end—2023 Equity Grants”), plus (iv) for the portion of the equity awards granted to Mr. Rice prior to 2023 that remained outstanding and unvested at year-end 2023, the amount by which the fair value at year-end 2023 exceeded the fair value at year-end 2022 (the “Increase in Fair Value at Year-end—Unvested Portions of Pre-2023 Equity Grants”), plus (v) for Mr. Rice’s 2020 Stock Options Award, the amount equal to the change in fair value at the vesting date, as compared to the fair value at year-end 2023 (the “Changes in Fair Value at Stock Options Vesting Date”), plus (vi) for Mr. Rice’s 2021 and 2022 RSU Awards, the amount equal to the change in fair value at the vesting date, as compared to the fair value at year-end 2023 (the “Changes in Fair Value of 2021 and 2022 RSU Awards at Vesting Dates”).

(i) 2023 Summary Comp Table Total	minus, (ii) Grant Date Fair Value—2023 Equity Grants		plus, (iii) Fair Value at Year-end—2023 Equity Grants		plus, (iv) Increase in Fair Value at Year-end—Unvested Portions of Pre-2023 Equity Grants		plus, (v) Changes in Fair Value at Stock Options Vesting Date	plus, (vi) Changes in Fair Value of 2021 and 2022 RSU Awards at Vesting Dates	2023 CAP to PEO
	2023 Incentive PSU Award	2023 RSU Awards	2023 Incentive PSU Award	2023 RSU Awards	2021 and 2022 RSU Awards	2021 and 2022 Incentive PSU Awards
$10,600,926	$(6,160,562)	$(3,390,274)	$8,198,342	$4,205,519	$1,120,719	$9,249,578	$(113,167)	$(344,510)	$23,366,571
(2)
For years 2023 through 2020, the Non-PEO NEOs were:

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2023: Messrs. Duran, Khani, Knop, and Jordan and Ms. Evancho (our “2023 Non-PEO NEOs”)

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2022: Messrs. Duran, Khani, and Jordan and Ms. Evancho

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2021: Messrs. Duran, Khani, and Jordan and Ms. Evancho

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2020: Messrs. Kyle Derham, Duran, Khani, and Jordan and Ms. Evancho

(3)
The “Average Compensation Actually Paid to Non-PEO NEOs” presented in the table above for 2023 was calculated as follows: (i) the average of the 2023 Summary Compensation Table Total for each of the 2023 Non-PEO NEOs, minus (ii) the average of the grant date fair values of the equity awards granted in 2023 to the 2023 Non-PEO NEOs (“Average Grant Date Fair Value—2023 Equity Grants”), plus (iii) the average of the fair values at year-end 2023 of the equity awards granted in 2023 to the 2023 Non-PEO NEOs which remained outstanding and unvested at year-end 2023 (“Average Fair Value at Year-end—2023 Equity Grants”), plus (iv) for any portion of the equity awards granted prior to 2023 to the 2023 Non-PEO NEOs that remained outstanding and unvested at year-end 2023, the amount by which the average of the fair values at year-end 2023 of such unvested awards exceeded the average of the fair values at year-end 2022 of such unvested awards (“Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2023 Equity Grants”), plus (v) for any portion of the equity awards granted prior to 2023 to the 2023 Non-PEO NEOs, the amount equal to the change in the average of the fair values at the vesting dates, as compared to the average of the fair values at year-end 2023 (“Changes in Fair Value of 2020, 2021 and 2022 RSU Awards at Vesting Dates”), plus (vi) for any equity awards granted in 2023 to the 2023 Non-PEO NEOs and vested in 2023, the average of the grant date fair values (“Awards Granted in 2023 and Vested in 2023”). Please see the Compensation Discussion and Analysis and the “Payments upon Termination of Employment” sections for discussions of Mr. Knop’s and Mr. Khani’s prorated awards, respectively.

(i) Average 2023 Summary Comp Table Total	minus, (ii) Average Grant Date Fair Value—2023 Equity Grants		plus, (iii) Average Fair Value at Year-end—2023 Equity Grants		plus, (iv) Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2023 Equity Grants		plus, (v) Changes in Fair Value of 2020, 2021, and 2022 RSU Awards at Vesting Dates	plus, (vi) Awards Granted in 2023 and Vested in 2023	Average 2023 CAP to Non-PEO NEOs
	2023 Incentive PSU Award	2023 RSU Awards	2023 Incentive PSU Award	2023 RSU Awards	2021 and 2022 Incentive PSU Awards	2020, 2021, and 2022 RSU Awards
$2,937,554	$(1,059,243)	$(674,096)	$982,696	$570,973	$1,364,616	$134,568	$62,276	$72,463	$4,391,807

(4)
The Company’s peer groups for purposes of Item 201(e) of Regulation S-K were utilized for purposes of calculating peer group total shareholder return for each year, as follows:

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2023: Antero Resources Corporation; APA Corporation; Chesapeake Energy Corporation; CNX Resources Corporation; Comstock Resources, Inc.; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; Hess Corporation; Marathon Oil Corporation; Matador Resources Company; Murphy Oil Corporation; Ovintiv Inc.; Pioneer Natural Resources Company; Range Resources Corporation; and Southwestern Energy Company (collectively “2023 Peer Group”). PDC Energy, Inc., which was acquired by Chevron Corporation in August 2023, is not included in the calculation of peer group TSR.

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2022 (used for calculating peer total shareholder return for years 2020—2022): Antero Resources Corporation; APA Corporation; Chesapeake Energy Corporation; CNX Resources Corporation; Comstock Resources, Inc.; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; Marathon Oil Corporation; Matador Resources Company; Murphy Oil Corporation; Ovintiv Inc.; PDC Energy, Inc.; Range Resources Corporation; and Southwestern Energy Company (collectively “2020-22 Peer Group”). Continental Resources, Inc., which was taken private and ceased trading as a public company in November 2022, is not included in the calculation of peer group TSR for 2022. Chesapeake Energy Corporation, which emerged out of bankruptcy in 2021, is not included in the calculation of peer group TSR for 2020 and 2021.

In accordance with applicable SEC rules, peer group TSR for each year was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.
(5)
Amounts shown are net income (loss) attributable to EQT Corporation, as reflected in the Company’s Statements of Consolidated Operations for each of the years ended December 31, 2020, 2021, 2022, and 2023.

(6)
Free cash flow is a non-GAAP financial measure. See Appendix A for the definition of, and other important financial information regarding, this non-GAAP financial measure.

Company Selected Measure Name	Free CashFlow
Named Executive Officers, Footnote	As required by SEC rules, the table presented below discloses CAP for (i) the Company’s principal executive officer (“PEO”), Mr. Toby Z. Rice, and (ii) the Company’s NEOs other than Mr. Rice, on an average basis.
(2)
For years 2023 through 2020, the Non-PEO NEOs were:

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2023: Messrs. Duran, Khani, Knop, and Jordan and Ms. Evancho (our “2023 Non-PEO NEOs”)

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2022: Messrs. Duran, Khani, and Jordan and Ms. Evancho

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2021: Messrs. Duran, Khani, and Jordan and Ms. Evancho

Peer Group Issuers, Footnote
(4)
The Company’s peer groups for purposes of Item 201(e) of Regulation S-K were utilized for purposes of calculating peer group total shareholder return for each year, as follows:

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2023: Antero Resources Corporation; APA Corporation; Chesapeake Energy Corporation; CNX Resources Corporation; Comstock Resources, Inc.; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; Hess Corporation; Marathon Oil Corporation; Matador Resources Company; Murphy Oil Corporation; Ovintiv Inc.; Pioneer Natural Resources Company; Range Resources Corporation; and Southwestern Energy Company (collectively “2023 Peer Group”). PDC Energy, Inc., which was acquired by Chevron Corporation in August 2023, is not included in the calculation of peer group TSR.

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2022 (used for calculating peer total shareholder return for years 2020—2022): Antero Resources Corporation; APA Corporation; Chesapeake Energy Corporation; CNX Resources Corporation; Comstock Resources, Inc.; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; Marathon Oil Corporation; Matador Resources Company; Murphy Oil Corporation; Ovintiv Inc.; PDC Energy, Inc.; Range Resources Corporation; and Southwestern Energy Company (collectively “2020-22 Peer Group”). Continental Resources, Inc., which was taken private and ceased trading as a public company in November 2022, is not included in the calculation of peer group TSR for 2022. Chesapeake Energy Corporation, which emerged out of bankruptcy in 2021, is not included in the calculation of peer group TSR for 2020 and 2021.

In accordance with applicable SEC rules, peer group TSR for each year was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.

PEO Total Compensation Amount	$ 10,600,926	$ 11,600,737	$ 16,919,763	$ 7,526,515
PEO Actually Paid Compensation Amount	$ 23,366,571	46,062,802	37,208,460	21,609,213
Adjustment To PEO Compensation, Footnote
(1)
PEO CAP for 2023 was calculated as follows: (i) Mr. Rice’s Summary Compensation Table Total for 2023, minus (ii) the grant date fair value of the equity awards granted to Mr. Rice in 2023 (the “Grant Date Fair Value—2023 Equity Grants”), plus (iii) the fair value at year-end 2023 of the equity awards granted to Mr. Rice in 2023 that remained outstanding and unvested at year-end 2023 (the “Fair Value at Year-end—2023 Equity Grants”), plus (iv) for the portion of the equity awards granted to Mr. Rice prior to 2023 that remained outstanding and unvested at year-end 2023, the amount by which the fair value at year-end 2023 exceeded the fair value at year-end 2022 (the “Increase in Fair Value at Year-end—Unvested Portions of Pre-2023 Equity Grants”), plus (v) for Mr. Rice’s 2020 Stock Options Award, the amount equal to the change in fair value at the vesting date, as compared to the fair value at year-end 2023 (the “Changes in Fair Value at Stock Options Vesting Date”), plus (vi) for Mr. Rice’s 2021 and 2022 RSU Awards, the amount equal to the change in fair value at the vesting date, as compared to the fair value at year-end 2023 (the “Changes in Fair Value of 2021 and 2022 RSU Awards at Vesting Dates”).

(i) 2023 Summary Comp Table Total	minus, (ii) Grant Date Fair Value—2023 Equity Grants		plus, (iii) Fair Value at Year-end—2023 Equity Grants		plus, (iv) Increase in Fair Value at Year-end—Unvested Portions of Pre-2023 Equity Grants		plus, (v) Changes in Fair Value at Stock Options Vesting Date	plus, (vi) Changes in Fair Value of 2021 and 2022 RSU Awards at Vesting Dates	2023 CAP to PEO
	2023 Incentive PSU Award	2023 RSU Awards	2023 Incentive PSU Award	2023 RSU Awards	2021 and 2022 RSU Awards	2021 and 2022 Incentive PSU Awards
$10,600,926	$(6,160,562)	$(3,390,274)	$8,198,342	$4,205,519	$1,120,719	$9,249,578	$(113,167)	$(344,510)	$23,366,571

Non-PEO NEO Average Total Compensation Amount	$ 2,937,554	2,662,847	3,778,671	3,025,725
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,391,807	8,559,063	6,869,438	5,205,481
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The “Average Compensation Actually Paid to Non-PEO NEOs” presented in the table above for 2023 was calculated as follows: (i) the average of the 2023 Summary Compensation Table Total for each of the 2023 Non-PEO NEOs, minus (ii) the average of the grant date fair values of the equity awards granted in 2023 to the 2023 Non-PEO NEOs (“Average Grant Date Fair Value—2023 Equity Grants”), plus (iii) the average of the fair values at year-end 2023 of the equity awards granted in 2023 to the 2023 Non-PEO NEOs which remained outstanding and unvested at year-end 2023 (“Average Fair Value at Year-end—2023 Equity Grants”), plus (iv) for any portion of the equity awards granted prior to 2023 to the 2023 Non-PEO NEOs that remained outstanding and unvested at year-end 2023, the amount by which the average of the fair values at year-end 2023 of such unvested awards exceeded the average of the fair values at year-end 2022 of such unvested awards (“Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2023 Equity Grants”), plus (v) for any portion of the equity awards granted prior to 2023 to the 2023 Non-PEO NEOs, the amount equal to the change in the average of the fair values at the vesting dates, as compared to the average of the fair values at year-end 2023 (“Changes in Fair Value of 2020, 2021 and 2022 RSU Awards at Vesting Dates”), plus (vi) for any equity awards granted in 2023 to the 2023 Non-PEO NEOs and vested in 2023, the average of the grant date fair values (“Awards Granted in 2023 and Vested in 2023”). Please see the Compensation Discussion and Analysis and the “Payments upon Termination of Employment” sections for discussions of Mr. Knop’s and Mr. Khani’s prorated awards, respectively.

(i) Average 2023 Summary Comp Table Total	minus, (ii) Average Grant Date Fair Value—2023 Equity Grants		plus, (iii) Average Fair Value at Year-end—2023 Equity Grants		plus, (iv) Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2023 Equity Grants		plus, (v) Changes in Fair Value of 2020, 2021, and 2022 RSU Awards at Vesting Dates	plus, (vi) Awards Granted in 2023 and Vested in 2023	Average 2023 CAP to Non-PEO NEOs
	2023 Incentive PSU Award	2023 RSU Awards	2023 Incentive PSU Award	2023 RSU Awards	2021 and 2022 Incentive PSU Awards	2020, 2021, and 2022 RSU Awards
$2,937,554	$(1,059,243)	$(674,096)	$982,696	$570,973	$1,364,616	$134,568	$62,276	$72,463	$4,391,807

Compensation Actually Paid vs. Total Shareholder Return
CAP Versus Company TSR
As illustrated in Chart 1 below, increases in the Company’s TSR over the four-year period 2020 through 2023 generally align with positive CAP values for our PEO and non-PEO NEOs over this same period. Our compensation program design emphasizes structuring a significant portion of NEO compensation in the form of at-risk, performance-based equity incentives — specifically, a mix of Incentive PSU awards and time-based RSUs and, in the case of our PEO, a stock option award granted in 2020.
The Company’s strong absolute TSR performance over this three-year period drove an on-average increase in the fair value of unvested and in-period vesting equity awards.
Chart 1: Alignment of PEO and Other NEOs’ CAP Amounts with Company TSR

Compensation Actually Paid vs. Net Income
CAP Versus Net Income
SEC rules require that net income be presented as a performance measure in the PVP Table above. As the PVP Table illustrates, changes in CAP for our PEO and non-PEO NEOs are generally not aligned with performance on net income as a financial performance measure. We believe that this result is due, in part, to the impact of changes in the fair value of derivative instruments prior to settlement on the Company’s reported net income for a particular period. Natural gas is a commodity, and, therefore, we typically receive market-based pricing for our produced natural gas and natural gas liquids. To protect our cash flow from undue exposure to the risk of changing commodity prices, we hedge a portion of our forecasted natural gas production using derivative instruments (which we sometimes refer to as natural gas commodity price hedges) at, for the most part, New York Mercantile Exchange (NYMEX) natural gas prices. Volatility in the market price of natural gas over time causes us to recognize gains or losses on these hedges prior to their settlement, which impacts our reported net income in a manner which we believe is not necessarily reflective of the strength and financial performance of our business.

Compensation Actually Paid vs. Company Selected Measure
CAP Versus Free Cash Flow
As described above, we have identified free cash flow as our Company-Selected Measure that represents, in our view, the most important financial measure used to link CAP to our performance. Free cash flow, measured on a per-share basis, was the most heavily-weighted metric under our 2023 STIP, 2022 STIP, and 2021 STIP. As Chart 3 below shows, relative changes in CAP amounts generally align with relative changes in the Company’s free cash flow over each of the last four years. This is due primarily to the Company’s use of equity incentives in its compensation program and the positive impact on our stock price of increases in free cash flow.
Chart 3: Alignment of CAP with Free Cash Flow

Total Shareholder Return Vs Peer Group
Company TSR Versus Peer Group TSR
The Company continues to outperform its peer group on four-year cumulative TSR for the period 2020 through 2023. Specifically, as highlighted above, our compensation program is designed with a significant portion of NEO compensation being performance-based, variable at-risk compensation in the form of long-term equity incentive awards. The Company’s strong absolute TSR performance over this four-year period drove an increase in the fair value of unvested and in-period vesting equity awards, which resulted in positive CAP over the four-year period.
Additionally, the Company’s Incentive PSU Program is designed with a payout factor tied to Company performance measured against a mix of absolute and/or relative TSR goals. These TSR-based performance measures provide for an increased award payout opportunity in the event of certain Company TSR outperformance against pre-established goals and, alternatively, a decreased award payout opportunity in the event of underperformance against these TSR goals.
As Chart 2 below illustrates, the Company outperformed the peer group on TSR over the four-year cumulative period. Consistent with applicable SEC rules, Company and peer group TSR were calculated on a cumulative, market-weighted basis over the four-year period of 2020 through 2023, assuming an initial investment of  $100 made on December 31, 2019. The list of our peer companies for each of the past four years, respectively, can be found in footnote 4 to the PVP Table.
Chart 2: Comparison of Company TSR and Peer Group TSR

Tabular List, Table
Important Financial Performance Measures
The following table sets forth an unranked list of the most important financial performance measures, including the Company-Selected Measure, used by the Company to link CAP for all NEOs to Company performance for 2023.
Relative Total Shareholder Return
Absolute Total Shareholder Return
Free Cash Flow(1)

(1)
Please see the Compensation Discussion and Analysis section of this proxy statement for a discussion of free cash flow, which, measured on a per-share basis, represents the most heavily-weighted financial performance measure under the Company’s 2023 STIP. Please also see Appendix A to this proxy statement for important information regarding the calculation of free cash flow, which is a non-GAAP performance measure.

Total Shareholder Return Amount	$ 368.48	317.08	201.2	117.25
Peer Group Total Shareholder Return Amount	203.87	223.41	146.75	66.66
Net Income (Loss)	$ 1,735,232,000	$ 1,770,965,000	$ (1,142,747,000)	$ (958,799,000)
Company Selected Measure Amount	879,000,000	1,939,000,000	935,000,000	325,000,000
PEO Name	Mr. Toby Z. Rice
Additional 402(v) Disclosure
(5)
Amounts shown are net income (loss) attributable to EQT Corporation, as reflected in the Company’s Statements of Consolidated Operations for each of the years ended December 31, 2020, 2021, 2022, and 2023.

Percentage Of Performance Of Plan Funding	30.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description
Free cash flow is a non-GAAP financial measure. See Appendix A for the definition of, and other important information regarding, this non-GAAP financial measure.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)(5) ($ thousands)	Free Cash Flow(6) ($ millions)
					Total Shareholder Return	Peer Group Total Shareholder Return(4)
2023	$10,600,926	$23,366,571(1)	$2,937,554	$4,391,807(3)	$368.48	$203.87	$1,735,232	$879
2022	$11,600,737	$46,062,802	$2,662,847	$8,559,063	$317.08	$223.41	$1,770,965	$1,939
2021	$16,919,763	$37,208,460	$3,778,671	$6,869,438	$201.20	$146.75	$(1,142,747)	$935
2020	$7,526,515	$21,609,213	$3,025,725	$5,205,481	$117.25	$66.66	$(958,799)	$325
(1)
PEO CAP for 2023 was calculated as follows: (i) Mr. Rice’s Summary Compensation Table Total for 2023, minus (ii) the grant date fair value of the equity awards granted to Mr. Rice in 2023 (the “Grant Date Fair Value—2023 Equity Grants”), plus (iii) the fair value at year-end 2023 of the equity awards granted to Mr. Rice in 2023 that remained outstanding and unvested at year-end 2023 (the “Fair Value at Year-end—2023 Equity Grants”), plus (iv) for the portion of the equity awards granted to Mr. Rice prior to 2023 that remained outstanding and unvested at year-end 2023, the amount by which the fair value at year-end 2023 exceeded the fair value at year-end 2022 (the “Increase in Fair Value at Year-end—Unvested Portions of Pre-2023 Equity Grants”), plus (v) for Mr. Rice’s 2020 Stock Options Award, the amount equal to the change in fair value at the vesting date, as compared to the fair value at year-end 2023 (the “Changes in Fair Value at Stock Options Vesting Date”), plus (vi) for Mr. Rice’s 2021 and 2022 RSU Awards, the amount equal to the change in fair value at the vesting date, as compared to the fair value at year-end 2023 (the “Changes in Fair Value of 2021 and 2022 RSU Awards at Vesting Dates”).

(i) 2023 Summary Comp Table Total	minus, (ii) Grant Date Fair Value—2023 Equity Grants		plus, (iii) Fair Value at Year-end—2023 Equity Grants		plus, (iv) Increase in Fair Value at Year-end—Unvested Portions of Pre-2023 Equity Grants		plus, (v) Changes in Fair Value at Stock Options Vesting Date	plus, (vi) Changes in Fair Value of 2021 and 2022 RSU Awards at Vesting Dates	2023 CAP to PEO
	2023 Incentive PSU Award	2023 RSU Awards	2023 Incentive PSU Award	2023 RSU Awards	2021 and 2022 RSU Awards	2021 and 2022 Incentive PSU Awards
$10,600,926	$(6,160,562)	$(3,390,274)	$8,198,342	$4,205,519	$1,120,719	$9,249,578	$(113,167)	$(344,510)	$23,366,571
(2)
For years 2023 through 2020, the Non-PEO NEOs were:

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2023: Messrs. Duran, Khani, Knop, and Jordan and Ms. Evancho (our “2023 Non-PEO NEOs”)

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2022: Messrs. Duran, Khani, and Jordan and Ms. Evancho

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2021: Messrs. Duran, Khani, and Jordan and Ms. Evancho

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2020: Messrs. Kyle Derham, Duran, Khani, and Jordan and Ms. Evancho

(3)
The “Average Compensation Actually Paid to Non-PEO NEOs” presented in the table above for 2023 was calculated as follows: (i) the average of the 2023 Summary Compensation Table Total for each of the 2023 Non-PEO NEOs, minus (ii) the average of the grant date fair values of the equity awards granted in 2023 to the 2023 Non-PEO NEOs (“Average Grant Date Fair Value—2023 Equity Grants”), plus (iii) the average of the fair values at year-end 2023 of the equity awards granted in 2023 to the 2023 Non-PEO NEOs which remained outstanding and unvested at year-end 2023 (“Average Fair Value at Year-end—2023 Equity Grants”), plus (iv) for any portion of the equity awards granted prior to 2023 to the 2023 Non-PEO NEOs that remained outstanding and unvested at year-end 2023, the amount by which the average of the fair values at year-end 2023 of such unvested awards exceeded the average of the fair values at year-end 2022 of such unvested awards (“Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2023 Equity Grants”), plus (v) for any portion of the equity awards granted prior to 2023 to the 2023 Non-PEO NEOs, the amount equal to the change in the average of the fair values at the vesting dates, as compared to the average of the fair values at year-end 2023 (“Changes in Fair Value of 2020, 2021 and 2022 RSU Awards at Vesting Dates”), plus (vi) for any equity awards granted in 2023 to the 2023 Non-PEO NEOs and vested in 2023, the average of the grant date fair values (“Awards Granted in 2023 and Vested in 2023”). Please see the Compensation Discussion and Analysis and the “Payments upon Termination of Employment” sections for discussions of Mr. Knop’s and Mr. Khani’s prorated awards, respectively.

(i) Average 2023 Summary Comp Table Total	minus, (ii) Average Grant Date Fair Value—2023 Equity Grants		plus, (iii) Average Fair Value at Year-end—2023 Equity Grants		plus, (iv) Average Increase in Fair Value at Year-end—Unvested Portions of Pre-2023 Equity Grants		plus, (v) Changes in Fair Value of 2020, 2021, and 2022 RSU Awards at Vesting Dates	plus, (vi) Awards Granted in 2023 and Vested in 2023	Average 2023 CAP to Non-PEO NEOs
	2023 Incentive PSU Award	2023 RSU Awards	2023 Incentive PSU Award	2023 RSU Awards	2021 and 2022 Incentive PSU Awards	2020, 2021, and 2022 RSU Awards
$2,937,554	$(1,059,243)	$(674,096)	$982,696	$570,973	$1,364,616	$134,568	$62,276	$72,463	$4,391,807

(4)
The Company’s peer groups for purposes of Item 201(e) of Regulation S-K were utilized for purposes of calculating peer group total shareholder return for each year, as follows:

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2023: Antero Resources Corporation; APA Corporation; Chesapeake Energy Corporation; CNX Resources Corporation; Comstock Resources, Inc.; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; Hess Corporation; Marathon Oil Corporation; Matador Resources Company; Murphy Oil Corporation; Ovintiv Inc.; Pioneer Natural Resources Company; Range Resources Corporation; and Southwestern Energy Company (collectively “2023 Peer Group”). PDC Energy, Inc., which was acquired by Chevron Corporation in August 2023, is not included in the calculation of peer group TSR.

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2022 (used for calculating peer total shareholder return for years 2020—2022): Antero Resources Corporation; APA Corporation; Chesapeake Energy Corporation; CNX Resources Corporation; Comstock Resources, Inc.; Coterra Energy, Inc.; Devon Energy Corporation; Diamondback Energy, Inc.; Marathon Oil Corporation; Matador Resources Company; Murphy Oil Corporation; Ovintiv Inc.; PDC Energy, Inc.; Range Resources Corporation; and Southwestern Energy Company (collectively “2020-22 Peer Group”). Continental Resources, Inc., which was taken private and ceased trading as a public company in November 2022, is not included in the calculation of peer group TSR for 2022. Chesapeake Energy Corporation, which emerged out of bankruptcy in 2021, is not included in the calculation of peer group TSR for 2020 and 2021.

In accordance with applicable SEC rules, peer group TSR for each year was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.
(5)
Amounts shown are net income (loss) attributable to EQT Corporation, as reflected in the Company’s Statements of Consolidated Operations for each of the years ended December 31, 2020, 2021, 2022, and 2023.

(6)
Free cash flow is a non-GAAP financial measure. See Appendix A for the definition of, and other important financial information regarding, this non-GAAP financial measure.

PEO | Equity Awards Value In Compensation Table For The Applicable Year For Incentive P S U Award Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,160,562)
PEO | Equity Awards Value In Compensation Table For The Applicable Year For R S U Award Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,390,274)
PEO | Equity Awards Adjustments Yearend Fair Value Of Awards Granted In The Current Fiscal Year For Incentive P S U Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,198,342
PEO | Equity Awards Adjustments Yearend Fair Value Of Awards Granted In The Current Fiscal Year For R S U Award Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,205,519
PEO | Equity Awards Adjustments Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years For R S U Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,120,719
PEO | Equity Awards Adjustments Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years For Incentive PSU Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,249,578
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(113,167)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(344,510)
Non-PEO NEO | Equity Awards Value In Compensation Table For The Applicable Year For Incentive P S U Award Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,059,243)
Non-PEO NEO | Equity Awards Value In Compensation Table For The Applicable Year For R S U Award Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(674,096)
Non-PEO NEO | Equity Awards Adjustments Yearend Fair Value Of Awards Granted In The Current Fiscal Year For Incentive P S U Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	982,696
Non-PEO NEO | Equity Awards Adjustments Yearend Fair Value Of Awards Granted In The Current Fiscal Year For R S U Award Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	570,973
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years For R S U Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,568
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years For Incentive PSU Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,364,616
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,276
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 72,463